LONG-TERM LIABILITIES - LOANS AND OTHER	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
LONG-TERM LIABILITIES - LOANS AND OTHER [Abstract]
LONG-TERM LIABILITIES - LOANS AND OTHER
NOTE 7       -     LONG-TERM LIABILITIES - LOANS AND OTHER

A.	Composed as follows:

	June 30, 2013	December 31, 2012
	$ in thousands
	Unaudited
Loans from banks (1)	758	849
Loans from Shareholders (2)	-	-
Loans from Other (3)	254	340
	1,012	1,189

In November 2009 the Company signed a new agreement with Bank Le'umi Le'Israel Ltd. and Bank Hapoalim Ltd. (the "Banks")to restructure its credit arrangments. According to the agreement the banks agreed to maintain the Company's credit and financing facilities, as well as delay repayment of the principal on outstanding loans for a four year period commencing on January 1, 2012 by quarterly payments, including a yearly interest rate of Libor +2%.

In May 2010, the Company signed a new agreement with the Banks, for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks forgave approximately $2.4 million of debt from the Company and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), and agreed to the Company's repayment of $1 million over 5 years and a further $600 thousand over 10 years.

In May 2010 the Company signed an agreement with its major shareholders to loan the Company $100 thousand. The loan is repayable upon fulfillment of certain conditions (further elaborated in the agreement with the shareholders) aimed to ensure that the Company achieved financial stability prior to its repayment.

Further, the Company's major shareholders agreed to delay payment of the first $100 thousand of their salary until July 2011, at which time the Company shall repay them in three equal monthly installments.

In May 2010 the Company signed a loan agreement with Mivtach Shamir Holdings Ltd. ("Mivtach") (a former shareholder) of approximately $850 thousand for which the Company agreed to repay the loan over five years in equal quarterly installments, plus interest at the US Dollar annual LIBOR rate.

B.	The liabilities (net current maturities) mature in the following years, after the balance sheet dates:

	June 30, 2013	December 31, 2012
	$ in thousands
	Unaudited
2013	364	364
2014	364	364
2015	194	194
2016 and thereafter	90	267
	1,012	1,189

NOTE 7 - LONG-TERM LIABILITIES - LOANS AND OTHER

A.	Composed as follows:
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Loans from banks (1)	849	1,024
Loans from Shareholders (2)	-	100
Loans from Other (3)	340	509
	1,189	1,633
In November 2009 the Company signed new agreements with its bank to restructure its credit arrangments. According to the agreement the Banks agreed to maintain the Company's credit and financing facilities, as well as to delay repayment of the principal on outstanding loans to a four year period commencing on January 1, 2012 by quarterly payment including yearly interest rate of Libor +2%.

In May 2010, the Company signed new agreements with Bank Le'umi Le'Israel Ltd and Bank Hapoalim Ltd (the "Banks"), for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks forgave approximately $2.4M of debt from the Company and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), and have agreed to the repayment by the Company of $1 million over 5 years and a further $600K over 10 years.

On May 2010 the Company signed agreements with its major shareholders to loan US $100 thousands. The loan is repayable upon fulfillment of certain conditions (as further elaborated in the agreement) aimed to ensure the Company achieved financial stability prior to repayment.

Further, the Company's major shareholders agreed to delay payment of the first US $100 thousands of their salary until July 2011, at which time the company shall repay them in three equal monthly installments.

In May 2010 the Company signed loan agreement with Mivtach (former Shareholder) of approximately $850 thousands to which the Company will repay the loan over five years in equal quarterly installments, plus interest at the US Dollar annual LIBOR rate.
B. The liabilities (net of current maturities) mature in the following years after the balance sheet dates:

	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

2013	364	464
2014	364	364
2015	194	363
2016 and thereafter	267	442
	1,189	1,633